7. MARKETABLE SECURITIES (Details Narrative) - Bank Certificate Of Deposits [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom Of Range [Member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	101.95%	102.00%	102.01%
Bottom Of Range [Member] | Debentures [Member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	108.25%	104.25%	104.25%
Top of Range [Member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	113.00%	111.25%	112.00%
Top of Range [Member] | Debentures [Member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	113.00%	151.00%	161.54%